Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

12. Leases

The Company’s leasing activities primarily consist of real estate leases for its operations, primarily related to office space and equipment used in the normal course of business. The real estate leases have terms ranging from two to eight years. The Company assesses whether each lease is an operating or finance lease at the lease commencement date. The Company does not have any material leases, individually or in the aggregate, classified as a finance leasing arrangement.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company’s real estate leases often require it to make payments for maintenance in addition to rent, as well as payments for real estate taxes and insurance. Maintenance, real estate taxes, and insurance payments are generally variable costs which are based on actual expenses incurred by the lessor. Therefore, these amounts are not included in the consideration of the contract when determining the right-of-use asset and lease liability but are reflected as variable lease expenses.

Leases with an initial term of 12 months or less are not recorded on the Company’s consolidated balance sheet and expense for these leases are recognized on a straight-line basis over the lease term.

Options to extend or terminate leases

Certain of the Company’s real estate leases include one or more options to renew, with renewal terms that can extend the lease term from one to five years. The exercise of lease renewal options is at the Company’s sole discretion. If it is reasonably certain that the Company will exercise such options, the periods covered by such options are included in the lease term and are recognized as part of the Company’s right-of-use assets and lease liabilities. The depreciable life of assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

Lease term and discount rate

The weighted-average remaining lease term and discount rate for the Company’s operating leases, excluding short-term operating leases, were 6.0 years and 7.9% as of December 31, 2024, respectively, and 5.6 years and 7.6% as of December 31, 2023, respectively.

As the rate implicit in the lease is generally not readily determinable for the Company’s operating leases, the discount rates used to determine the present value of the Company’s lease liabilities are based on the Company’s incremental borrowing rate at the lease commencement date and commensurate with the remaining lease term. The incremental borrowing rate for a lease is the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term for an amount equal to the lease payments in a similar economic environment. The Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

Lease costs and activity

The Company’s lease costs and activity for the years ended December 31, 2024 and 2023 were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Lease Cost
Operating lease cost	2,063	$1,840
Short-term lease cost	39	—
Variable lease cost	671	526
Sublease income	(868)	(379)
Net lease cost	$1,905	$1,987
	Year Ended December 31,
	2024	2023
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$3,424	$2,480
Right-of-use assets obtained in exchange for operating lease liabilities	$3,428	$7,155

The Company incurred impairment charges related to operating lease right-of-use assets of $2.4 million for the year ended December 31, 2024, related to costs associated with planned facility closures that will continue to be incurred under the contract for its remaining term without economic benefit to the Company.

Maturity of Lease Liabilities

The maturity of the Company’s lease liabilities on an undiscounted cash flow basis and a reconciliation to the operating lease liabilities recognized on the Company’s consolidated balance sheet as of December 31, 2024 were as follows (in thousands):

2025	2,863
2026	2,041
2027	2,099
2028	2,162
2029	1,844
Thereafter	3,139
Total lease payments	14,148
Less: interest	(3,083)
Present value of lease liabilities	$11,065

Operating lease liabilities	$11,065